UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C. 20549

                           Form 13F

                     Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ]  is a restatement.
                                  [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:     Hovde Capital Advisors LLC
Address:  1826 Jefferson Place, NW
          Washington, D.C. 20036

Form 13F File Number:  28-10714

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard J. Perry, Jr.
Title:    Managing Member
Phone:    (202) 822-8117

Signature, Place, and Date of Signing:

/s/ Richard J. Perry, Jr.  Washington, D.C.   November 15, 2005
-------------------------  ----------------   ----------------
Richard J. Perry, Jr.      [City, State]      [Date]

Report Type  (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


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                     FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	49

Form 13F Information Table Value Total:	$392,977 (thousands)



List of Other Included Managers:   NONE



Provide a numbered list of the name(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                 FORM 13F INFORMATION TABLE

NAME OF ISSUER				Title 	CUSIP	Value Of Shares Held  Shrs or  Sh / Put / Investment Other    Voting Authority
					of Class			      Prn Amt	 Prn Call Discretion Managers Sole   Shared None
ALLSTATE CORP COM			COM	020002101 $16,397,410.59      296,571	   Sh	   Sole			     23,291 273,280
AMCORE FINL INC COM			COM	023912108 $5,472,579.87       175,347	   Sh	   Sole			     14,349 160,998
AMERICREDIT CORP COM			COM	03060R101 $11,223,793.35      470,205	   Sh	   Sole			     37,190 433,015
AMSOUTH BANCORPORATION			COM	032165102 $4,549,224.96       180,096	   Sh	   Sole			     14,094 166,002
ASSURANT INC				COM	04621X108 $18,959,550.94      498,149	   Sh	   Sole			     39,270 458,879
ATLANTIC BANCGROUP INC COM		COM	048221105 $1,411,228.70       55,234	   Sh	   Sole				 -  55,234
BANKFINANCIALCORP COM			COM	06643P104 $10,835,296.34      1,047,901    Sh	   Sole			     82,554 965,347
BEAR STEARNS COS INC USD1 COM		COM	073902108 $8,559,122.95       78,180	   Sh	   Sole			     6,159  72,021
BROOKLYN FEDERAL BANCORP INC COM	COM	114039100 $2,198,479.85       188,065	   Sh	   Sole			     15,060 173,005
CENTRAL FLA ST BK BELLEVIEW FLA		COM	153479100 $597,300.00 	      36,200	   Sh	   Sole				 -  36,200
CIT GROUP INC				COM	125581108 $10,421,942.69      231,447	   Sh	   Sole			     18,106 213,341
COLONIAL BANCGROUP INC COM		COM	195493309 $6,951,503.82       312,378	   Sh	   Sole			     25,165 287,213
COMERICA INC COM			COM	200340107 $7,385,176.50       125,385	   Sh	   Sole			     9,820  115,565
COMMONWEALTH BANKSHARES INC		COM	202736104 $734,287.45 	      31,447	   Sh	   Sole				 -  31,447
COMMUNITY BANCORP INC			COM	20342P109 $2,435,329.35       76,655	   Sh	   Sole				 -  76,655
COMMUNITY BANCORP INC COM RSTD		COM	20342P992 $2,694,318.39       84,807	   Sh	   Sole				 -  84,807
COMMUNITY WEST BANCSHARS		COM	204157101 $1,814,454.33       146,917	   Sh	   Sole			     15,845 131,072
DCB FINANCIAL CORP COM STK		COM	233075100 $2,805,397.44       105,596	   Sh	   Sole			     8,945  96,651
EAGLE BANCORP INC MD			COM	268948106 $363,464.86 	      15,157	   Sh	   Sole				 -  15,157
ENCORE CAPITAL GROUP INC		COM	78503N107 $7,012,328.40       427,581	   Sh	   Sole			     33,549 394,032
ENDURANCE SPLTY				COM	G30397106 $3,001,680.00       88,000	   Sh	   Sole			     6,880  81,120
EPLUS INC COM STK			COM	294268107 $19,870,287.36      806,424	   Sh	   Sole			     65,448 740,976
EVERGREENBANCORP INC			COM	300349107 $438,412.46 	      30,914	   Sh	   Sole				 -  30,914
FIRST LONG ISLAND CORP			COM	320734106 $4,949,894.19       111,459	   Sh	   Sole			     8,929  102,530
FIRST OAK BROOK BANCSHARES INC		COM	335847208 $7,080,254.77       235,183	   Sh	   Sole			     18,540 216,643
FREDDIE MAC USD0.21 COM			COM	313400301 $6,072,273.00       107,550	   Sh	   Sole			     8,902  98,648
GOLD BANC CORP INC COM			COM	379907108 $3,607,065.00       242,900	   Sh	   Sole			     21,180 221,720
GREAT WOLF RESRT			COM	391523107 $14,118,626.80      1,217,123    Sh	   Sole			     95,252 1,121,871
INDEPENDENCE COMMUNITY BANK		COM	453414104 $9,341,932.37       276,008	   Sh	   Sole			     21,600 254,408
JACKSONVILLE BNC			COM	469249106 $1,228,385.65       43,177	   Sh	   Sole				 -  43,177
KEYCORP NEW COM				COM	493267108 $8,788,447.50       272,510	   Sh	   Sole			     21,355 251,155
KNIGHT TRADING GROUP INC		COM	499005106 $8,434,108.62       647,781	   Sh	   Sole			     51,050 596,731
MB FINANCIAL INC NEW			COM	55264U108 $1,621,684.94       41,603	   Sh	   Sole				 -  41,603
MBNA CORP COM				COM	55262L100 $10,867,515.60      765,318	   Sh	   Sole				 -  765,318
MERCHANTS & MFRS BANCORPORATION INC	COM	588327106 $1,493,662.50       39,050	   Sh	   Sole			     3,030  36,020
MERRILL LYNCH & CO INC			COM	590188108 $10,325,391.79      168,827	   Sh	   Sole			     13,212 155,615
METLIFE INC COMM STOCK			COM	59156R108 $15,455,996.13      313,387	   Sh	   Sole			     24,738 288,649
NATIONAL ATLANTIC HOLDINGS		COM	63253Y107 $15,105,731.68      1,417,048    Sh	   Sole			    110,875 1,306,173
NATIONAL MERCANTILE BANCORP COM		COM	636912206 $1,895,638.30       121,906	   Sh	   Sole				 -  121,906
NATIONAL MERCANTILE BANCORP COM RSTD	COM	636919987 $2,034,005.40       130,800	   Sh	   Sole				 -  130,800
NEW CENTURY FINANCIAL CORP		COM	6435EV108 $7,892,194.02       228,300	   Sh	   Sole			     17,860 210,440
OCEAN SHORE HOLDING CO			COM	67501P107 $814,777.60 	      72,748	   Sh	   Sole			     5,650  67,098
OLD REPUBLIC INTERNATIONAL		COM	680223104 $9,889,849.41       370,823	   Sh	   Sole			     29,095 341,728
PRUDENTIAL FINANCIAL INC COM		COM	744320102 $13,564,223.88      200,773	   Sh	   Sole			     15,604 185,169
PXRE GROUP LTD COM STK			COM	G73018106 $1,804,986.00       134,100	   Sh	   Sole			     10,490 123,610
REINSURANCE GROUP OF AMERICA		COM	759351109 $11,856,156.31      265,761	   Sh	   Sole			     20,865 244,896
SERVICE BANCORP INC COM STK		COM	81756X103 $2,330,625.00       84,750	   Sh	   Sole				 -  84,750
SOUTHWEST SECURITIES GP INC COM		COM	292554102 $7,583,462.88       425,082	   Sh	   Sole			     33,265 391,817
WACHOVIA CORP				COM	929903102 $1,226,394.30       25,770	   Sh	   Sole			     25,770    -
WAUWATOSA HLDGS INC			COM	94348P108 $4,462,079.43       536,953	   Sh	   Sole			     42,236 494,717
   Total                                                  $329,977,933.67

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